STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 6.8%
Afterpay	7,966	[a]	392,515
AGL Energy	25,158		298,607
AMP	137,157		143,420
Ampol	9,959		186,850
APA Group	44,541		349,838
Aristocrat Leisure	22,204		414,926
ASX	7,331		432,699
Aurizon Holdings	73,211		232,627
AusNet Services	70,233		89,489
Australia & New Zealand Banking Group	109,203		1,399,853
BHP Group	112,674		2,986,326
BHP Group	80,686		1,759,764
BlueScope Steel	20,169		161,062
Brambles	58,447		451,576
CIMIC Group	3,476	[a]	53,308
Coca-Cola Amatil	19,430		113,492
Cochlear	2,443		332,846
Coles Group	51,707		672,520
Commonwealth Bank of Australia	67,727		3,442,262
Computershare	18,642		178,707
Crown Resorts	13,142		84,670
CSL	17,365		3,349,069
Dexus	41,407		251,571
Evolution Mining	60,150		254,037
Fortescue Metals Group	64,434		800,924
Goodman Group	63,665		769,638
Insurance Australia Group	87,246		317,081
LendLease Group	25,975		210,433
Macquarie Group	12,949		1,147,090
Magellan Financial Group	4,978		217,261
Medibank Private	107,767		217,038
Mirvac Group	154,378		230,295
National Australia Bank	122,054		1,538,509
Newcrest Mining	30,974		784,588
Northern Star Resources	27,654		308,372
Oil Search	76,186		158,725
Orica	15,773		195,470
Origin Energy	66,513		254,927
Qantas Airways	29,853	[a]	69,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Australia - 6.8% (continued)
QBE Insurance Group	54,837		387,941
Ramsay Health Care	7,046		311,786
REA Group	2,009	[b]	155,565
Santos	69,089		259,836
Scentre Group	207,334		301,781
SEEK	12,413		192,035
Sonic Healthcare	17,329		397,221
South32	185,335		272,484
Stockland	93,001		211,736
Suncorp Group	49,207		300,320
Sydney Airport	42,607		161,065
Tabcorp Holdings	77,611		197,217
Telstra	162,836		389,558
The GPT Group	74,002		204,913
TPG Telecom	13,924	[a]	79,982
Transurban Group	104,256		1,032,841
Treasury Wine Estates	28,112		216,777
Vicinity Centres	134,226		125,008
Washington H Soul Pattinson & Co.	3,612		50,416
Wesfarmers	43,660		1,451,120
Westpac Banking	137,973		1,682,981
WiseTech Global	5,852		86,730
Woodside Petroleum	36,366		519,405
Woolworths Group	48,550		1,341,092
			35,581,446
Austria - .2%
ANDRITZ	2,715		91,393
Erste Group Bank	10,498	[a]	232,818
OMV	5,493		173,910
Raiffeisen Bank International	5,877		100,466
Verbund	2,626		137,476
Voestalpine	4,408		97,698
			833,761
Belgium - .9%
Ageas	7,067		264,550
Anheuser-Busch InBev	29,098		1,576,270
Colruyt	2,200		128,446
Elia Group	1,103		119,739
Galapagos	1,585	[a]	296,262
Groupe Bruxelles Lambert	4,359		377,880
KBC Group	9,714		556,744
Proximus	5,579		114,965
Sofina	552		154,613
Solvay	2,930		229,192

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Belgium - .9% (continued)
Telenet Group Holding	1,731		67,454
UCB	4,841		620,336
Umicore	7,499		352,330
			4,858,781
Chile - .0%
Antofagasta	14,773		199,865
China - .1%
BeiGene, ADR	1,562	[a,b]	326,458
Yangzijiang Shipbuilding Holdings	85,600		57,384
			383,842
Denmark - 2.5%
Ambu, Cl. B	5,971		208,723
AP Moller - Maersk, Cl. A	129		153,972
AP Moller - Maersk, Cl. B	247		318,289
Carlsberg, Cl. B	4,129		608,798
Chr. Hansen Holding	4,082		464,910
Coloplast, Cl. B	4,597		784,056
Danske Bank	26,111	[a]	422,992
Demant	4,337	[a,b]	134,972
DSV Panalpina	8,133		1,124,291
Genmab	2,521	[a]	865,031
GN Store Nord	4,775		292,903
H. Lundbeck	2,953		107,828
Novo Nordisk, Cl. B	67,720		4,467,940
Novozymes, Cl. B	8,154		489,178
Orsted	7,211	[c]	1,032,895
Pandora	3,862		246,285
Tryg	4,663		137,938
Vestas Wind Systems	7,643		987,987
			12,848,988
Finland - 1.2%
Elisa	5,398		320,890
Fortum	17,018		346,855
Kone, Cl. B	12,955		1,026,525
Neste	16,088		740,046
Nokia	215,449	[a]	1,036,275
Nordea Bank	2,007	[a]	15,613
Nordea Bank	122,493	[a]	949,880
Orion, Cl. B	3,918		171,151
Sampo, Cl. A	18,052		655,745
Stora Enso, Cl. R	22,969		290,038
UPM-Kymmene	20,769		556,432
Wartsila	17,181		144,269
			6,253,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 10.5%
Accor	7,295	[a]	182,635
Aeroports de Paris	1,195		113,287
Air Liquide	18,094		2,987,151
Airbus	22,634	[a]	1,669,977
Alstom	7,317	[a]	409,004
Amundi	2,291	[a,c]	174,187
Arkema	2,679		278,344
Atos	3,781	[a]	324,312
AXA	73,859		1,478,211
BioMerieux	1,625		263,701
BNP Paribas	42,978	[a]	1,743,696
Bollore	34,337		115,031
Bouygues	8,588		305,467
Bureau Veritas	11,093	[a]	243,210
Capgemini	6,225		807,203
Carrefour	23,224		370,437
Casino Guichard Perrachon	1,738	[a,b]	48,340
Cie de Saint-Gobain	19,846	[a]	733,564
Cie Generale des Etablissements Michelin	6,453		675,218
CNP Assurances	6,406	[a]	77,602
Covivio	1,790		129,288
Credit Agricole	44,642	[a]	431,282
Danone	23,584		1,575,618
Dassault Aviation	103	[a]	85,883
Dassault Systemes	5,009		913,706
Edenred	9,295		463,089
Eiffage	3,157	[a]	276,712
Electricite de France	23,439		237,291
Engie	69,576	[a]	929,360
EssilorLuxottica	10,858	[a]	1,442,591
Eurazeo	1,454	[a]	76,100
Faurecia	3,056	[a]	119,348
Gecina	1,797		231,863
Getlink	16,766	[a]	252,261
Hermes International	1,218		988,671
ICADE	1,199		79,356
Iliad	557		109,411
Ingenico Group	2,286	[a]	368,904
Ipsen	1,448		139,874
JCDecaux	3,285	[a]	55,416
Kering	2,894		1,642,979
Klepierre	7,777		134,485
La Francaise des Jeux SAEM	3,066	[c]	111,850

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 10.5% (continued)
Legrand	10,340		800,983
L'Oreal	9,607		3,217,627
LVMH Moet Hennessy Louis Vuitton	10,632		4,619,391
Natixis	39,586	[a]	96,877
Orange	76,666		898,183
Orpea	1,918	[a]	245,007
Pernod Ricard	8,173		1,411,219
Peugeot	23,011	[a]	372,925
Publicis Groupe	8,415		271,293
Remy Cointreau	883		141,396
Renault	7,496	[a]	178,886
Safran	12,228	[a]	1,299,581
Sanofi	43,187		4,514,844
Sartorius Stedim Biotech	1,055		328,460
Schneider Electric	21,139		2,462,844
SCOR	5,857	[a]	151,124
SEB	889		147,156
Societe Generale	30,763	[a]	472,731
Sodexo	3,515		242,627
Suez	13,903		183,244
Teleperformance	2,248		657,892
Thales	4,165		302,331
Total	94,568		3,511,155
Ubisoft Entertainment	3,529	[a]	295,087
Unibail-Rodamco-Westfield	5,470	[b]	287,150
Valeo	8,703		224,619
Veolia Environnement	20,761		474,688
Vinci	19,687		1,699,893
Vivendi	32,127	[b]	851,233
Wendel	1,071		100,340
Worldline	5,255	[a,c]	453,372
			54,710,073
Germany - 8.7%
adidas	7,276	[a]	2,012,803
Allianz	15,960		3,328,896
BASF	35,107		1,944,099
Bayer	37,567		2,501,366
Bayerische Motoren Werke	12,827		830,387
Beiersdorf	3,817		454,836
Brenntag	5,832		359,176
Carl Zeiss Meditec-BR	1,495		156,616
Commerzbank	37,552	[a]	193,412
Continental	4,164		406,630
Covestro	6,757	[c]	262,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 8.7% (continued)
Daimler	32,961		1,460,395
Delivery Hero	4,858	[a,c]	560,556
Deutsche Bank	74,694	[a]	670,754
Deutsche Boerse	7,316		1,337,563
Deutsche Lufthansa	9,899	[a]	87,790
Deutsche Post	38,104		1,544,785
Deutsche Telekom	127,408		2,133,415
Deutsche Wohnen	13,080		636,133
E.ON	85,591		1,004,220
Evonik Industries	8,221		222,117
Fraport Frankfurt Airport Services Worldwide	1,716	[a]	67,033
Fresenius & Co.	16,195		809,275
Fresenius Medical Care & Co.	8,247		726,583
GEA Group	5,805		209,049
Hannover Rueck	2,318		392,434
HeidelbergCement	5,651		315,766
Henkel & Co.	4,062		353,136
HOCHTIEF	910		73,985
Infineon Technologies	47,731		1,192,973
KION Group	2,432		187,244
Knorr-Bremse	1,826		213,660
LANXESS	3,213		166,285
LEG Immobilien	2,609		364,066
Merck	5,027		642,244
METRO	7,713		70,657
MTU Aero Engines	2,036		354,112
Muenchener Rueckversicherungs-Gesellschaft	5,511		1,465,207
Nemetschek	2,077		153,196
Puma	3,248	[a]	252,728
RWE	22,621		855,150
SAP	39,978		6,324,133
Scout24	4,061	[c]	351,411
Siemens	29,271		3,750,767
Siemens Healthineers	5,912	[c]	306,599
Symrise	4,925		615,308
TeamViewer	4,834	[a,c]	261,304
Telefonica Deutschland Holding	38,134		104,450
ThyssenKrupp	15,312	[a]	119,122
Uniper	7,603		263,664
United Internet	3,938		178,338
Volkswagen	1,280		200,819
Vonovia	20,000		1,299,688

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 8.7% (continued)
Zalando	5,743	[a,c]	415,366
			45,164,274
Hong Kong - 3.1%
AIA Group	462,600		4,145,560
ASM Pacific Technology	12,400		138,067
BOC Hong Kong Holdings	140,000		387,569
Budweiser Brewing	66,500	[c]	240,423
CK Asset Holdings	100,475		553,996
CK Hutchison Holdings	103,475		675,675
CK Infrastructure Holdings	24,500		127,837
CLP Holdings	62,788		594,987
Dairy Farm International Holdings	12,800		55,026
Galaxy Entertainment Group	82,277		561,271
Hang Lung Properties	76,000		186,646
Hang Seng Bank	29,700		467,730
Henderson Land Development	56,138		208,811
HK Electric Investments	107,000		110,744
HKT Trust & HKT	149,660		220,622
Hong Kong & China Gas	407,588		585,267
Hong Kong Exchanges & Clearing	45,842		2,192,080
Hongkong Land Holdings	43,400		165,452
Jardine Matheson Holdings	8,246		335,872
Jardine Strategic Holdings	9,000		181,584
Kerry Properties	28,500		67,869
Link REIT	79,122	[b]	609,326
Melco Resorts & Entertainment, ADR	8,366		137,704
MTR	57,756		287,213
New World Development	58,141		283,981
NWS Holdings	62,918		48,754
PCCW	165,000		93,100
Power Assets Holdings	54,500		303,664
Sino Land	121,730		147,650
SJM Holdings	76,530		86,299
Sun Hung Kai Properties	50,199		610,103
Swire Pacific, Cl. A	20,000		97,975
Swire Properties	46,600		107,729
Techtronic Industries	51,865		542,751
The Bank of East Asia	51,789		117,981
WH Group	366,500	[c]	326,265
Wharf Real Estate Investment	60,311		211,207
			16,214,790
Ireland - 1.1%
AerCap Holdings	5,165	[a]	139,093
CRH	29,951		1,074,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Ireland - 1.1% (continued)
DCC	3,712		333,390
Experian	34,955		1,231,749
Flutter Entertainment	5,914	[a]	894,523
James Hardie Industries-CDI	17,370		359,097
Kerry Group, Cl. A	6,150		814,327
Kingspan Group	5,910	[a]	425,079
Smurfit Kappa Group	8,951		301,903
			5,573,276
Isle Of Man - .0%
GVC Holdings	22,593	[a]	198,059
Israel - .6%
Azrieli Group	1,666		78,639
Bank Hapoalim	42,819	[a]	256,524
Bank Leumi Le-Israel	57,333		289,067
Check Point Software Technologies	4,451	[a]	557,933
CyberArk Software	1,514	[a]	178,410
Elbit Systems	973		137,303
ICL	26,400		82,547
Israel Discount Bank, Cl. A	42,579		130,277
Mizrahi Tefahot Bank	5,343		111,064
NICE	2,355	[a]	483,065
Teva Pharmaceutical Industries, ADR	41,441	[a,b]	478,229
Wix.com	1,989	[a]	577,765
			3,360,823
Italy - 2.1%
Assicurazioni Generali	42,489		637,522
Atlantia	19,336	[a]	308,478
Davide Campari-Milano	22,433		226,077
DiaSorin	919		180,430
Enel	311,076		2,847,373
Eni	97,764		874,399
Ferrari	4,840		867,577
FinecoBank Banca Fineco	23,341	[a]	340,260
Infrastrutture Wireless Italiane	8,563	[c]	86,694
Intesa Sanpaolo	572,672	[a]	1,163,304
Leonardo	14,628		93,969
Mediobanca Banca Di Credito Finanziario	23,171		186,853
Moncler	7,631	[a]	294,901
Nexi	13,970	[a,c]	251,136
Pirelli & C	15,237	[a,c]	60,264
Poste Italiane	20,146	[c]	185,120
Prysmian	9,157		234,818
Recordati	3,910		209,190

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Italy - 2.1% (continued)
Snam	78,246		416,715
Telecom Italia	333,302		134,548
Telecom Italia-RSP	235,243		94,375
Terna Rete Elettrica Nazionale	53,556		399,492
UniCredit	81,437	[a]	747,877
			10,841,372
Japan - 24.2%
ABC-Mart	1,200		63,096
Acom	15,500		54,732
Advantest	7,800		421,792
Aeon	25,400		600,870
AEON Mall	4,480		53,687
AGC	7,560		214,044
Air Water	6,800		87,869
Aisin Seiki	6,500		187,830
Ajinomoto	17,800		321,524
Alfresa Holdings	7,500		154,095
Amada	13,400		90,833
ANA Holdings	4,800	[a]	98,952
Aozora Bank	4,695		75,612
Asahi Group Holdings	14,700		482,537
Asahi Intecc	7,600		211,930
Asahi Kasei	47,400		340,215
Astellas Pharma	70,995		1,110,992
Bandai Namco Holdings	7,550		417,934
Benesse Holdings	2,700		70,392
Bridgestone	20,700		610,204
Brother Industries	8,200		127,821
CALBEE	3,000		95,302
Canon	38,717		618,993
Casio Computer	7,400		116,512
Central Japan Railway	5,500		664,328
Chubu Electric Power	24,600		292,005
Chugai Pharmaceutical	25,584		1,146,367
Coca-Cola Bottlers Japan Holdings	4,700		70,446
Concordia Financial Group	43,300		128,635
Cosmos Pharmaceutical	800		146,173
CyberAgent	4,000		226,238
Dai Nippon Printing	9,100		199,308
Daicel	9,500		63,565
Daifuku	3,800		343,008
Dai-ichi Life Holdings	41,500		488,117
Daiichi Sankyo	21,683		1,907,410
Daikin Industries	9,600		1,688,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Daito Trust Construction	2,400		188,826
Daiwa House Industry	21,800		484,676
Daiwa House REIT Investment	76		197,521
Daiwa Securities Group	57,400		253,830
Denso	16,500		608,902
Dentsu Group	8,500		191,500
Disco	1,100		262,538
East Japan Railway	11,500		663,744
Eisai	9,700		783,554
Electric Power Development	4,780		65,166
ENEOS Holdings	116,626		407,713
FamilyMart	9,468		212,970
FANUC	7,429		1,248,358
Fast Retailing	2,258		1,209,512
Fuji Electric	4,600		126,609
FUJIFILM Holdings	13,900		619,360
Fujitsu	7,480		1,003,796
Fukuoka Financial Group	6,700		98,047
GLP J-REIT	133		221,934
GMO Payment Gateway	1,600		167,578
Hakuhodo DY Holdings	9,400		103,926
Hamamatsu Photonics K.K.	5,300		229,448
Hankyu Hanshin Holdings	8,700		249,478
Hikari Tsushin	800		172,835
Hino Motors	11,700		68,024
Hirose Electric	1,233		129,963
Hisamitsu Pharmaceutical	2,000		87,192
Hitachi	36,880		1,094,768
Hitachi Construction Machinery	4,000		115,551
Hitachi Metals	8,500		111,310
Honda Motor	62,259		1,512,628
Hoshizaki	1,900		145,480
Hoya	14,400		1,420,909
Hulic	12,000		103,068
Idemitsu Kosan	7,575		157,142
Iida Group Holdings	5,600		86,347
Inpex	40,700		232,853
Isetan Mitsukoshi Holdings	14,520		66,634
Isuzu Motors	22,300		183,428
Ito En	1,900		111,992
ITOCHU	51,800		1,134,696
Itochu Techno-Solutions	3,900		157,889
Japan Airlines	4,300	[a]	69,869
Japan Airport Terminal	1,900		65,984

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Japan Exchange Group	19,300		457,911
Japan Post Bank	15,700		117,176
Japan Post Holdings	60,500		413,234
Japan Post Insurance	9,200		122,443
Japan Prime Realty Investment	31		81,966
Japan Real Estate Investment	50		256,477
Japan Retail Fund Investment	94		113,871
Japan Tobacco	45,700		786,335
JFE Holdings	18,560	[a]	121,680
JGC Holdings	9,100		92,705
JSR	7,300		157,073
JTEKT	8,000		53,738
Kajima	18,000		197,387
Kakaku.com	5,400		130,804
Kamigumi	3,900		71,331
Kansai Paint	7,100		137,243
Kao	18,400		1,334,691
Kawasaki Heavy Industries	5,700	[a]	78,339
KDDI	62,963		1,938,174
Keihan Holdings	3,800		154,395
Keikyu	8,800		115,130
Keio	4,000		199,239
Keisei Electric Railway	5,200		127,184
Keyence	6,940		2,916,568
Kikkoman	5,500		257,881
Kintetsu Group Holdings	6,435		250,703
Kirin Holdings	31,800		615,108
Kobayashi Pharmaceutical	2,000		176,860
Kobe Bussan	2,200		135,281
Koito Manufacturing	4,200		165,313
Komatsu	33,800		666,817
Konami Holdings	3,300		101,086
Kose	1,300		130,793
Kubota	39,400		564,634
Kuraray	12,600		124,079
Kurita Water Industries	3,800		102,233
Kyocera	12,400		691,799
Kyowa Kirin	10,605		261,143
Kyushu Electric Power	15,400		129,032
Kyushu Railway	6,000		118,339
Lasertec	2,800		248,503
Lawson	1,800		89,260
LINE	2,400	[a]	126,861
Lion	8,700		224,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
LIXIL Group	9,624		128,314
M3	16,900		863,025
Makita	8,700		334,797
Marubeni	65,000		301,081
Marui Group	7,700		112,101
Maruichi Steel Tube	2,000		47,424
Mazda Motor	20,600		116,867
McDonald's Holdings	2,700		128,976
Mebuki Financial Group	33,730		75,111
Medipal Holdings	7,100		131,315
MEIJI Holdings	4,342		339,946
Mercari	3,000	[a]	125,711
Minebea Mitsumi	13,800		228,063
MISUMI Group	11,038		260,887
Mitsubishi	51,898		1,047,727
Mitsubishi Chemical Holdings	48,680		262,632
Mitsubishi Electric	70,000		915,575
Mitsubishi Estate	45,700		660,912
Mitsubishi Gas Chemical	5,500		87,537
Mitsubishi Heavy Industries	12,470		291,088
Mitsubishi Materials	4,500		92,076
Mitsubishi Motors	28,600	[a]	56,351
Mitsubishi UFJ Financial Group	470,890		1,766,521
Mitsubishi UFJ Lease & Finance	15,600		65,848
Mitsui & Co.	63,100		946,899
Mitsui Chemicals	7,000		134,024
Mitsui Fudosan	35,586		559,356
Miura	3,100		116,328
Mizuho Financial Group	927,300		1,127,360
MonotaRO	5,000		213,653
MS&AD Insurance Group Holdings	16,957		425,433
Murata Manufacturing	21,900		1,371,754
Nabtesco	4,100		123,942
Nagoya Railroad	6,900		174,346
NEC	9,380		529,471
NEXON	18,800		485,073
NGK Insulators	10,700		133,747
NGK Spark Plug	6,626		89,283
NH Foods	3,300		145,361
Nidec	17,100		1,368,418
Nihon M&A Center	5,500		266,622
Nikon	11,560		81,009
Nintendo	4,325		1,897,502
Nippon Building Fund	50		280,345

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Nippon Express	2,900		138,457
Nippon Paint Holdings	5,600		381,269
Nippon Prologis REIT	81		279,672
Nippon Shinyaku	1,600		123,398
Nippon Steel	30,461	[a]	250,063
Nippon Telegraph & Telephone	49,100		1,136,557
Nippon Yusen KK	5,980		77,764
Nissan Chemical	4,700		248,023
Nissan Motor	90,600	[a]	313,056
Nisshin Seifun Group	7,138		109,479
Nissin Foods Holdings	2,400		215,133
Nitori Holdings	3,100		681,624
Nitto Denko	6,000		340,333
Nomura Holdings	120,000		560,500
Nomura Real Estate Holdings	4,600		77,041
Nomura Real Estate Master Fund	161		199,914
Nomura Research Institute	12,049		318,655
NSK	14,200		95,226
NTT Data	23,700		269,290
NTT Docomo	44,900		1,235,262
Obayashi	25,500		228,067
OBIC	2,700		484,545
Odakyu Electric Railway	11,700		244,212
Oji Holdings	33,200		138,363
Olympus	44,400		796,887
Omron	7,100		509,615
Ono Pharmaceutical	14,000		392,685
Oracle	1,400		168,121
Oriental Land	7,600		914,705
ORIX	50,300		541,295
Orix JREIT	107		137,953
Osaka Gas	14,100		260,130
Otsuka	3,900		203,057
Otsuka Holdings	15,200		631,973
Pan Pacific International Holdings	15,500		351,451
Panasonic	85,395		733,501
Park24	4,600	[a]	62,148
PeptiDream	3,400	[a]	136,643
Persol Holdings	7,200		92,292
Pigeon	4,500		174,898
Pola Orbis Holdings	3,900		64,509
Rakuten	32,500		297,148
Recruit Holdings	49,000		1,520,778
Renesas Electronics	29,600	[a]	164,330

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Resona Holdings	82,400	270,293
Ricoh	25,900	167,032
Rinnai	1,400	114,478
Rohm	3,500	222,890
Ryohin Keikaku	9,800	117,780
Santen Pharmaceutical	14,200	239,135
SBI Holdings	9,030	190,466
SCSK	1,900	96,081
Secom	8,100	699,109
Sega Sammy Holdings	6,384	71,894
Seibu Holdings	7,900	70,862
Seiko Epson	11,400	121,289
Sekisui Chemical	14,200	194,030
Sekisui House	23,700	433,486
Seven & i Holdings	28,960	882,363
Seven Bank	26,000	63,459
SG Holdings	6,300	230,646
Sharp	8,500	83,072
Shimadzu	8,300	211,364
Shimamura	800	55,681
Shimano	2,800	611,494
Shimizu	20,400	146,984
Shin-Etsu Chemical	13,600	1,594,690
Shinsei Bank	5,300	60,123
Shionogi & Co.	10,200	605,841
Shiseido	15,200	842,369
Showa Denko K.K.	5,200	108,013
SMC	2,200	1,147,731
Softbank	73,500	985,117
SoftBank Group	59,940	3,775,103
Sohgo Security Services	2,800	131,960
Sompo Holdings	12,770	420,698
Sony	48,680	3,774,917
Square Enix Holdings	3,400	181,390
Stanley Electric	5,300	126,471
Subaru	23,700	452,102
Sumco	10,100	156,077
Sumitomo	45,100	503,111
Sumitomo Chemical	58,200	168,594
Sumitomo Dainippon Pharma	6,300	79,026
Sumitomo Electric Industries	28,800	320,973
Sumitomo Heavy Industries	4,200	82,370
Sumitomo Metal Mining	9,100	272,286
Sumitomo Mitsui Financial Group	49,800	1,331,378

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Sumitomo Mitsui Trust Holdings	12,864		332,183
Sumitomo Realty & Development	11,700		300,671
Sumitomo Rubber Industries	7,400		61,854
Sundrug	3,000		102,659
Suntory Beverage & Food	5,400		204,122
Suzuken	2,712		96,128
Suzuki Motor	14,000		464,923
Sysmex	6,300		485,120
T&D Holdings	21,500		177,583
Taiheiyo Cement	4,500		98,172
Taisei	7,300		251,721
Taisho Pharmaceutical Holdings	1,300		73,471
Taiyo Nippon Sanso	5,900		93,076
Takeda Pharmaceutical	60,223		2,142,643
TDK	5,000		558,560
Teijin	7,000		100,941
Terumo	24,600		925,738
The Bank of Kyoto	2,000		73,717
The Chiba Bank	21,400		98,450
The Chugoku Electric Power Company	10,800		131,644
The Kansai Electric Power Company	27,799		264,746
The Shizuoka Bank	15,400		100,430
The Yokohama Rubber Company	4,200		53,877
THK	4,500		104,983
TIS	8,200		177,244
Tobu Railway	7,600		212,753
Toho	4,200		124,976
Toho Gas	2,900		125,473
Tohoku Electric Power	17,000		160,448
Tokio Marine Holdings	24,500		1,034,734
Tokyo Century	1,700		95,328
Tokyo Electric Power Holdings	53,972	[a]	143,663
Tokyo Electron	5,700		1,557,191
Tokyo Gas	14,700		311,539
Tokyu	18,710		208,811
Tokyu Fudosan Holdings	23,700		91,536
Toppan Printing	10,400		157,119
Toray Industries	52,100		226,123
Toshiba	14,900		454,707
Tosoh	10,500		141,470
TOTO	5,500		206,012
Toyo Suisan Kaisha	3,300		199,415
Toyoda Gosei	2,400		46,861
Toyota Industries	5,500		279,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 24.2% (continued)
Toyota Motor	81,155		4,834,606
Toyota Tsusho	8,400		212,035
Trend Micro	5,000		291,295
Tsuruha Holdings	1,400		192,948
Unicharm	15,300		687,663
United Urban Investment	114		111,272
USS	7,900		118,191
Welcia Holdings	1,900		173,884
West Japan Railway	6,400		275,701
Yakult Honsha	4,700		267,086
Yamada Denki	28,200		122,415
Yamaha	5,300		245,759
Yamaha Motor	11,100		163,152
Yamato Holdings	12,000		307,614
Yamazaki Baking	5,000		83,507
Yaskawa Electric	9,000		299,793
Yokogawa Electric	9,200		141,364
Z Holdings	101,000		533,066
ZOZO	3,500		95,320
			126,207,182
Jordan - .0%
Hikma Pharmaceuticals	5,266		148,515
Luxembourg - .2%
ArcelorMittal	26,767	[a]	297,706
Aroundtown	44,044	[a]	265,681
Eurofins Scientific	516	[a]	336,681
SES	13,837		98,196
Tenaris	18,924	[b]	110,762
			1,109,026
Macau - .1%
Sands China	95,013		368,329
Wynn Macau	64,400	[a]	112,969
			481,298
Netherlands - 4.6%
ABN AMRO Bank-CVA	16,632	[a,c]	138,820
Adyen	689	[a,c]	1,150,279
Aegon	66,903		197,644
Akzo Nobel	7,593		717,422
Altice Europe	23,523	[a]	112,016
ASML Holding	16,296		5,756,461
EXOR	4,302		243,381
Heineken	9,876		960,319
Heineken Holding	4,354		377,526
ING Groep	149,878	[a]	1,039,112

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Netherlands - 4.6% (continued)
Just Eat Takeaway.com	4,601	[a,b,c]	497,463
Koninklijke Ahold Delhaize	42,355		1,220,918
Koninklijke DSM	6,569		1,003,062
Koninklijke KPN	137,146		355,735
Koninklijke Philips	34,960	[a]	1,816,128
Koninklijke Vopak	2,599		141,905
NN Group	11,126		409,120
Prosus	18,621	[a]	1,810,729
QIAGEN	8,877	[a]	440,870
Randstad	4,476	[a]	215,758
Royal Dutch Shell, Cl. A	157,375		2,325,489
Royal Dutch Shell, Cl. B	142,346		2,014,974
Wolters Kluwer	10,578		836,342
			23,781,473
New Zealand - .3%
a2 Milk	27,818	[a]	384,779
Auckland International Airport	47,414	[a]	201,178
Fisher & Paykel Healthcare	21,794		520,630
Mercury NZ	27,836		86,282
Meridian Energy	47,422		152,479
Ryman Healthcare	16,130		142,200
Spark New Zealand	69,611		227,089
			1,714,637
Norway - .6%
DNB	35,999	[a]	553,381
Equinor	38,666		576,035
Gjensidige Forsikring	7,414	[a]	152,433
Mowi	16,823		304,687
Norsk Hydro	51,748	[a]	145,770
Orkla	29,619		292,169
Schibsted, Cl. B	3,508	[a]	116,018
Telenor	27,317		424,274
Yara International	6,697		281,640
			2,846,407
Portugal - .2%
Banco Espirito Santo	118,053	[a,d,e]	0
EDP - Energias de Portugal	100,479		508,851
Galp Energia	19,771		208,235
Jeronimo Martins	9,364		158,050
			875,136
Russia - .0%
Evraz	18,546		70,588
Singapore - 1.1%
Ascendas Real Estate Investment Trust	118,338		302,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Singapore - 1.1% (continued)
CapitaLand	100,700		200,235
CapitaLand Commercial Trust	107,051		126,675
CapitaLand Mall Trust	94,600		128,525
City Developments	17,200		101,191
DBS Group Holdings	68,988		983,947
Genting Singapore	249,127		132,220
Jardine Cycle & Carriage	4,113		59,300
Keppel	57,400	[b]	224,756
Mapletree Commercial Trust	82,400		109,655
Mapletree Logistics Trust	94,900		146,525
Oversea-Chinese Banking	128,101		791,867
Singapore Airlines	55,333		138,867
Singapore Exchange	31,200		186,284
Singapore Technologies Engineering	57,600		138,082
Singapore Telecommunications	315,251		572,897
Suntec Real Estate Investment Trust	84,200		83,022
United Overseas Bank	45,463		638,758
UOL Group	18,111		86,812
Venture	11,000		142,501
Wilmar International	74,300		251,736
			5,546,166
Spain - 2.3%
ACS Actividades de Construccion y Servicios	9,635		223,495
Aena SME	2,639	[a,c]	343,902
Amadeus IT Group	16,426		824,947
Banco Bilbao Vizcaya Argentaria	256,167		802,641
Banco Santander	634,610	[a]	1,363,011
Bankinter	27,401		142,573
CaixaBank	136,177		294,216
Cellnex Telecom	9,592	[a,c]	603,383
Enagas	9,330		235,678
Endesa	12,392		352,360
Ferrovial	18,819		462,046
Grifols	11,437	[b]	333,879
Iberdrola	222,051		2,866,312
Iberdrola	5,140	[a]	66,117
Industria de Diseno Textil	41,950		1,118,339
Mapfre	37,507		67,765
Natural Energy Group	11,037		204,949
Red Electrica	16,572		323,439
Repsol	53,313		416,189
Siemens Gamesa Renewable Energy	8,899		208,514

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Spain - 2.3% (continued)
Telefonica	186,938		782,267
			12,036,022
Sweden - 3.0%
Alfa Laval	12,362	[a]	293,081
Assa Abloy, Cl. B	38,500		845,043
Atlas Copco, Cl. A	25,616		1,134,978
Atlas Copco, Cl. B	14,822		573,771
Boliden	10,339		281,937
Electrolux, Ser. B	8,307	[a]	155,937
Epiroc, Cl. A	24,885		348,284
Epiroc, Cl. B	14,504		197,903
EQT	8,501		199,610
Essity, Cl. B	23,481	[a]	773,393
Evolution Gaming Group	4,773	[b,c]	325,093
Hennes & Mauritz, Cl. B	30,948	[b]	481,932
Hexagon, Cl. B	10,788	[a]	703,105
Husqvarna, Cl. B	16,780	[a]	160,312
ICA Gruppen	3,745		183,782
Industrivarden, Cl. C	5,908	[a]	145,304
Investment AB Latour, Cl. B	5,282		108,298
Investor, Cl. B	17,509		1,034,996
Kinnevik, Cl. B	9,169		322,045
L E Lundbergforetagen, Cl. B	3,026	[a]	141,740
Lundin Energy	7,253		168,051
Nibe Industrier, Cl. B	11,651	[a]	279,916
Sandvik	43,737	[a]	815,259
Securitas, Cl. B	11,559	[a]	172,754
Skandinaviska Enskilda Banken, Cl. A	62,825	[a]	608,928
Skanska, Cl. B	13,426	[a]	271,172
SKF, Cl. B	14,799		273,765
Svenska Cellulosa, Cl. B	22,763	[a]	275,363
Svenska Handelsbanken, Cl. A	60,520	[a]	573,579
Swedbank, Cl. A	34,645	[a]	562,848
Swedish Match	6,548		501,700
Tele2, Cl. B	19,668		278,886
Telefonaktiebolaget LM Ericsson, Cl. B	111,383		1,284,534
Telia	96,113		374,120
Volvo, Cl. B	57,150	[a]	988,899
			15,840,318
Switzerland - 10.7%
ABB	70,408		1,763,704
Adecco Group	5,928		281,837
Alcon	18,913	[a]	1,142,845
Baloise Holding	1,775		270,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Switzerland - 10.7% (continued)
Banque Cantonale Vaudoise	1,070		112,247
Barry Callebaut	113		235,273
Chocoladefabriken Lindt & Spruengli	4		342,245
Chocoladefabriken Lindt & Spruengli-PC	42		325,050
Cie Financiere Richemont	20,092		1,249,181
Clariant	8,046		152,055
Coca-Cola HBC	7,456	[a]	196,372
Credit Suisse Group	92,551		991,789
EMS-Chemie Holding	322		277,908
Geberit	1,434		792,650
Givaudan	353		1,456,843
Glencore	387,129	[a]	892,747
Julius Baer Group	8,589		378,447
Kuehne + Nagel International	2,071		356,651
LafargeHolcim	20,116	[a]	952,612
Logitech International	6,244		455,028
Lonza Group	2,844		1,775,263
Nestle	113,982		13,504,047
Novartis	82,251		6,811,935
Partners Group Holding	711		688,680
Roche Holding	26,905		9,309,357
Schindler Holding	777		193,652
Schindler Holding-PC	1,572		397,615
SGS	230		604,104
Sika	5,454		1,200,907
Sonova Holding	2,074	[a]	465,811
STMicroelectronics	24,669		698,152
Straumann Holding	393		387,045
Swiss Life Holding	1,217		445,842
Swiss Prime Site	2,854		260,278
Swiss Re	11,319		894,022
Swisscom	1,006		535,636
Temenos	2,494		370,616
The Swatch Group	1,977		78,787
The Swatch Group-BR	1,123		235,871
UBS Group	141,271		1,663,564
Vifor Pharma	1,776		250,877
Zurich Insurance Group	5,718		2,113,813
			55,512,210
United Arab Emirates - .0%
NMC Health	4,176	[a,d,e]	1
United Kingdom - 13.0%
3i Group	36,807		431,328
Admiral Group	7,139		224,883

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 13.0% (continued)
Anglo American	46,847		1,156,086
Ashtead Group	17,415		559,729
Associated British Foods	13,660		317,239
AstraZeneca	50,230		5,571,174
Auto Trader Group	37,622	[c]	265,548
AVEVA Group	2,640		143,950
Aviva	151,254		526,542
BAE Systems	122,978		793,025
Barclays	665,799	[a]	884,274
Barratt Developments	40,136	[a]	270,263
Berkeley Group Holdings	4,670		273,713
BP	774,647		2,808,239
British American Tobacco	87,737		2,911,723
BT Group	337,140		437,448
Bunzl	12,722		367,184
Burberry Group	15,933		262,594
CNH Industrial	38,491	[a]	264,444
Coca-Cola European Partners	7,736		318,491
Compass Group	68,542		947,816
Croda International	4,864		366,030
Diageo	89,392		3,275,691
Direct Line Insurance Group	51,056		199,063
Ferguson	8,721	[a]	779,961
Fiat Chrysler Automobiles	41,545	[a]	425,386
GlaxoSmithKline	191,948		3,854,637
Halma	14,894		426,572
Hargreaves Lansdown	12,484		287,220
HSBC Holdings	777,208	[a]	3,534,530
Imperial Brands	36,605		614,218
Informa	56,917	[a]	277,215
InterContinental Hotels Group	6,754	[a]	313,664
Intertek Group	6,109		432,092
ITV	144,249	[a]	107,793
J Sainsbury	70,819		173,965
JD Sports Fashion	17,898		142,785
Johnson Matthey	7,573		223,218
Kingfisher	80,233	[a]	255,415
Land Securities Group	27,740		210,480
Legal & General Group	226,741		641,561
Lloyds Banking Group	2,727,379	[a]	945,838
London Stock Exchange Group	12,116		1,351,433
M&G	102,123		216,225
Melrose Industries	188,968	[a]	213,100
Mondi	18,617		334,001

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 13.0% (continued)
National Grid		135,135		1,598,202
Natwest Group		182,903	[a]	255,658
Next		5,206		373,661
Ocado Group		17,556	[a]	471,852
Pearson		29,152		201,797
Persimmon		12,227		387,104
Prudential		99,332		1,451,748
Reckitt Benckiser Group		27,141		2,745,119
RELX		74,502		1,581,604
Rentokil Initial		70,623	[a]	496,629
Rio Tinto		42,891		2,614,043
Rio Tinto		14,272		1,039,413
Rolls-Royce Holdings		75,665	[a]	231,191
RSA Insurance Group		40,358	[a]	228,206
Schroders		4,794		186,981
Segro		43,538		554,581
Severn Trent		9,288		298,929
Smith & Nephew		33,822		675,241
Smiths Group		15,626	[a]	278,936
Spirax-Sarco Engineering		2,824		382,763
SSE		39,482		675,690
St. James's Place		20,978		260,291
Standard Chartered		103,945	[a]	528,356
Standard Life Aberdeen		91,426		302,002
Taylor Wimpey		129,139	[a]	201,457
Tesco		376,455		1,073,369
The British Land Company		34,328		165,369
The Sage Group		41,859		400,957
Unilever		44,677		2,683,310
Unilever		55,871		3,307,110
United Utilities Group		25,651		303,397
Vodafone Group		1,022,557		1,553,150
Whitbread		7,851		225,140
Wm Morrison Supermarkets		89,448		219,371
WPP		47,500	[a]	355,266
				67,645,679
Total Common Stocks (cost $384,399,304)				510,837,727
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	5.39	2,251		115,510
Fuchs Petrolub	2.58	2,606		114,252

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .5% (continued)
Germany - .5% (continued)
Henkel & Co.	2.14	6,773		667,291
Porsche Automobil Holding	3.32	5,871		333,705
Sartorius	0.10	1,360		521,847
Volkswagen	2.76	7,079		1,047,577
Total Preferred Stocks (cost $1,917,973)				2,800,182
		Number of Rights
Rights - .0%
Portugal - .0%
EDP - Energias de Portugal				0
Spain - .0%
Cellnex Telecom (cost $0)		9,592		40,111
Total Rights (cost $0)				40,111
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - ..1%
0.14%, 2/25/21 (cost $598,513)		599,000	[f,g]	598,692
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,092,113)	0.26	4,092,113	[h]	4,092,113

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,358,720)	0.26	2,358,720	[h]	2,358,720
Total Investments (cost $393,366,623)		100.0%		520,727,545
Cash and Receivables (Net)		.0%		215,331
Net Assets		100.0%		520,942,876

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $3,003,354 and the value of the collateral was $3,124,110, consisting of cash collateral of $2,358,720 and U.S. Government & Agency securities valued at $765,390.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $8,404,503 or 1.61% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2020, the value of these securities amounted to $1 or .0% of net assets.

e The fund held Level 3 securities at July 31, 2020, these securities were valued at $1 or .0% of net assets.

f Held by a counterparty for open exchange traded derivative contracts.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	59	9/18/2020	5,475,280	5,350,120	(125,160)
Gross Unrealized Depreciation				(125,160)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,714,083	508,126,643††	1	510,837,727
Equity Securities - Preferred Stocks	-	2,800,182††	-	2,800,182
Investment Companies	6,450,833	-	-	6,450,833
U.S. Treasury Securities	-	598,692	-	598,692
Rights	-	40,111††	-	40,111
Liabilities ($)
Other Financial Instruments:
Futures†††	(125,160)	-	-	(125,160)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

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purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

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of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $127,360,922, consisting of $193,766,394 gross unrealized appreciation and $66,405,472 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.